Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies [Abstract]
Financial obligations and expected timing	These obligations as of December 31, 2022, and the expected timing of funding of these obligations, are noted in the table below.

	Total	Less than 1 year	1-3 years	3-5 years	Beyond 5 years
Processing agreements	$6,372	$1,071	$1,081	$754	$3,466
Transportation agreements	195,414	34,790	79,661	70,167	10,796
Total	$201,786	$35,861	$80,742	$70,921	$14,262